Fees Summary	Aug. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 497,025,000.00
Previously Paid Amount	0.00
Total Fee Amount	68,639.16
Total Offset Amount	68,639.16
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 497,025,000.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true